DEBT - Narrative (Details)	1 Months Ended			6 Months Ended	12 Months Ended
	May 31, 2019 USD ($) loan_facility	Feb. 28, 2019 USD ($) vessel	Jun. 30, 2014 USD ($) vessel	Jun. 30, 2019 USD ($) loan_facility vessel	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2018 USD ($) vessel
Debt Instrument [Line Items]
Repayments of debt				$ 423,482,000	$ 33,200,000
Number of facilities | loan_facility				3
Loan draw downs				$ 225,540,000
Amortization of purchase price adjustment				813,000
Capitalized financing fees and expenses				5,174,000
Net deferred charges				4,200,000
Debt instrument, basis spread on variable rate	2.10%
Current portion of long-term debt				233,668,000		$ 471,764,000
Total current assets less total current liabilities				85,700,000
Vessels and equipment, net				2,365,773,000		2,406,456,000
Three non-recourse loan facilities
Debt Instrument [Line Items]
Repayments of debt				222,100,000
Number of vessels financed | vessel					14
$93.75 million and $131.79 million term note
Debt Instrument [Line Items]
Number of facilities | loan_facility	2
Loan draw downs				225,500,000
Tenor term	5 years
Adjusted profile term	19 years
Convertible Debt
Debt Instrument [Line Items]
Amortization of purchase price adjustment				800,000
Current portion of long-term debt				155,400,000
$420.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount		$ 420,000,000	$ 420,000,000
Number of vessels financed | vessel		11	14
Extended maturity		3 years
Debt instrument, basis spread on variable rate		2.50%
Scrubber installation finance cost		$ 3,000,000
Scrubber installation repayment period		3 years
$93.75 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 93,750,000
Debt instrument, basis spread on variable rate	2.15%
$131.79 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount	$ 131,790,000
$284.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount				284,000,000.0
Convertible Debt
Debt Instrument [Line Items]
Repayments of debt				168,200,000
$102.7 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount				102,700,000		102,700,000.0
$73.4 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount				73,400,000		73,400,000.0
$80.2 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount				80,200,000		$ 80,200,000.0
$93.75 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount				93,750,000
$131.79 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount				131,790,000
$420.0 million term loan
Debt Instrument [Line Items]
Debt instrument, face amount			$ 420,000,000	420,000,000
Unsecured Debt
Debt Instrument [Line Items]
Current portion of long-term debt				78,300,000
Floating Rate Debt
Debt Instrument [Line Items]
Repayments of debt				255,287,000
Loan draw downs				$ 225,540,000
Number of vessels serving as security | vessel				67		67
Collateral Pledged | Floating Rate Debt
Debt Instrument [Line Items]
Vessels and equipment, net				$ 2,363,900,000		$ 2,404,400,000